Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Contributions by Reportable Segments
Reported contributions by reportable segments were as follows:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m

Revenue
Global Integrated Agencies	4,249.2	4,873.6	10,205.2
Public Relations	446.8	471.5	956.5
Specialist Agencies	886.7	1,023.1	2,072.4
	5,582.7	6,368.2	13,234.1

Revenue less pass-through costs 2
Global Integrated Agencies	3,461.5	3,858.1	8,108.1
Public Relations	426.3	442.2	898.0
Specialist Agencies	779.9	899.1	1,840.4

Headline operating profit 3
Global Integrated Agencies	256.0	463.5	1,219.5
Public Relations	71.9	67.9	140.6
Specialist Agencies	54.4	85.9	200.5
	382.3	617.3	1,560.6
Notes
1
Figures for the period ended 30 June 2019 have been
re-presented
in accordance with IFRS 5:
Non-current
Assets Held for Sale and Discontinued Operations, as described in note 13. As a result, Data Investment Management is now excluded from the segment analysis.

2
Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.

3	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.

Contributions by Geographical Area
Reported contributions by geographical area were as follows:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m

Revenue
North America 2	2,177.1	2,334.3	4,854.7
United Kingdom	757.6	907.7	1,797.1
Western Continental Europe	1,092.9	1,263.6	2,628.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,555.1	1,862.6	3,953.5
	5,582.7	6,368.2	13,234.1

Revenue less pass-through costs 3
North America 2	1,856.1	1,951.3	4,034.3
United Kingdom	585.6	692.6	1,390.1
Western Continental Europe	919.5	1,041.7	2,176.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,306.5	1,513.8	3,245.7

Headline operating profit 4
North America 2	215.4	278.3	662.0
United Kingdom	35.4	86.7	188.5
Western Continental Europe	43.8	96.5	261.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	87.7	155.8	448.6
	382.3	617.3	1,560.6
Notes
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13 .
2
North America includes the US with revenue of £2,065.2 million (period ended 30 June 2019: £2,203.8 million; year ended 31 December 2019: £4,576.5 million), revenue less pass-through costs of £1,757.5 million (period ended 30 June 2019: £1,843.0 million; year ended 31 December 2019: £3,806.3 million) and headline operating profit of £207.1 million (period ended 30 June 2019: £262.8 million; year ended 31 December 2019: £620.6 million).

3
Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.

4	A reconciliation from operating (loss)/ profit to headline operating profit is provided in note 2 3 .